ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
ORGANIZATION
Kennedy-Wilson Holdings, Inc., a Delaware corporation, and its subsidiaries (“Kennedy Wilson,” “KWH” or the "Company"), provide various commercial and residential real estate services including property management, asset management, brokerage and marketing in the United States, the United Kingdom, Ireland, Spain and Japan primarily to institutional investors, financial institutions, pension funds, and developers. Kennedy Wilson, principally through joint venture investments, also acquires, renovates and resells commercial and residential real estate, and invests in loan pools and discounted loan portfolios. Additionally, from time to time Kennedy Wilson will acquire real estate and real estate related investments without partners.